Allowance for loan losses - Allowance for loan losses - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) loans	Dec. 31, 2018 USD ($) loans
Financing Receivable
Loan count | loans	582	527
Note A / B Split
Financing Receivable
Aggregated unpaid principal balance	$ 9,100,000
Loans restructuring charge offs	$ 0
Loan count | loans	4
PB
Financing Receivable
Change Allowance For Loan Losses Recalibration And Updates Of The Enviromental Factors Adjustments	$ 4,600,000
Non Covered Loans
Financing Receivable
Troubled debt restructurings	1,587,684,000	$ 1,515,889,000
Aggregated unpaid principal balance	$ 1,223,205,000	$ 1,245,816,000
Non Covered Loans | Banco Popular de Puerto Rico
Financing Receivable
Recent Loss Trend Adjustment Percentage	25.00%	26.00%
Non Covered Loans | PB
Financing Receivable
Recent Loss Trend Adjustment Percentage	21.00%	28.00%
Mortgages | Non Covered Loans
Financing Receivable
Troubled debt restructurings	$ 1,139,597,000	$ 1,042,470,000
Aggregated unpaid principal balance	624,368,000	605,120,000
Mortgages | Non Covered Loans | Guaranteed by us sponsored entities
Financing Receivable
Troubled debt restructurings	625,000,000	543,000,000
Commercial | Non Covered Loans
Financing Receivable
Troubled debt restructurings	349,448,000	360,679,000
Loan | Commercial
Financing Receivable
Outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructurings	$ 14,000,000	$ 16,000,000